BRINKER CAPITAL DESTINATIONS TRUST
Destinations Large Cap Equity Fund
Destinations Real Assets Fund
(the “Funds”)
SUPPLEMENT DATED DECEMBER 9, 2019,
TO THE FUNDS’ PROSPECTUS (THE “PROSPECTUS”) AND THE FUNDS’ STATEMENT OF ADDITIONAL
INFORMATION (THE “SAI”), EACH DATED JULY 1, 2019
This Supplement provides new and additional information beyond that contained in the Prospectus and the SAI and should be read in conjunction with the Prospectus and the SAI.
Change in Portfolio Management for the Destinations Large Cap Equity Fund
Fort Washington Investment Advisors, Inc. (“Fort Washington”) is no longer a sub-adviser to the Destinations Large Cap Equity Fund. As such, all references to Fort Washington are removed from the Prospectus and the SAI.
Change in Portfolio Management for the Destinations Real Assets Fund
SailingStone Capital Partners LLC (“SailingStone”) is no longer a sub-adviser to the Destinations Real Assets Fund. As such, all references to SailingStone are removed from the Prospectus and the SAI.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE